Cover	Nov. 06, 2025	Aug. 08, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 06, 2025
Registrant Name		READY CAPITAL CORPORATION
Entity Incorporation, State or Country Code		MD
Entity File Number		001-35808
Entity Tax Identification Number		90-0729143
Entity Address, Address Line One		1251 Avenue of the Americas
Entity Address, Address Line Two		50th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10020
City Area Code		212
Local Phone Number		257-4600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Central Index Key		0001527590
Amendment Flag		false
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		RC
Security Exchange Name		NYSE
Series C Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		Preferred Stock, 6.25% Series C Cumulative Convertible, par value $0.0001 per share
Trading Symbol		RC PRC
Security Exchange Name		NYSE
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		Preferred Stock, 6.50% Series E Cumulative Redeemable, par value $0.0001 per share
Trading Symbol		RC PRE
Security Exchange Name		NYSE
6.20% Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security		6.20% Senior Notes due 2026
Trading Symbol		RCB
Security Exchange Name		NYSE
5.75% Senior Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security		5.75% Senior Notes due 2026
Trading Symbol		RCC
Security Exchange Name		NYSE
9.00% Senior Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security		9.00% Senior Notes due 2029
Trading Symbol		RCD
Security Exchange Name		NYSE